Related Party Balances and Transactions (Tables)	6 Months Ended
Jun. 30, 2020
Related Party Balances and Transactions
Schedule of balances due to related parties

	March 31,	December 31,
	2020	2019

Dr. Henglong Chen and his affiliates *	$969,430	$932,616
Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman and previous CEO of the Company until December 6, 2019	693,138	692,140
Mr. Wangfeng Yan, CEO of the Company since December 7, 2019 and his affiliate Lishui JiuAnJu Commercial Trade Co., Ltd.	(606,642)	1,364
Total	$1,055,926	$1,626,120